SHARES TO BE ISSUED	12 Months Ended
Dec. 31, 2023
Shares To Be Issued
SHARES TO BE ISSUED

NOTE 8 – SHARES TO BE ISSUED

On October 26, 2023, the Company sold 500,000 shares at $0.2 per share to Mr. Gang Wang for $100,000. These shares were issued at January 5, 2024.

On December 25, 2023, the Company sold 18,000 shares at $0.4 per share to Mr. Lihong Zou for $7,200. These shares were issued at January 5, 2024.